General (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2019	Nov. 30, 2015	Dec. 31, 2018	Dec. 31, 2017	[1]
Disclosure of non-adjusting events after reporting period [line items]
Accumulated deficit			$ (43,672)	$ (38,472)
Fund raised for current development plans			$ 39,700
Description of warrants to purchase ADS		Each ADS represents 1 ordinary share with no par value following a reverse split in effect from January 4, 2019 (see note 9A). Each warrant enables the purchase of 1 ADS.
Announcement of plan to discontinue operation [member]
Disclosure of non-adjusting events after reporting period [line items]
Fund raised for current development plans	$ 5,400

[1]	Restated due to full retrospective method of adoption of IFRS 15, Revenue from Contracts with Customers, see Note 2E(2).